Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001341235
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	ALDEYRA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36332
Entity Tax Identification Number	20-1968197
Entity Address, Address Line One	23 Bradford Street
Entity Address, City or Town	Concord
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01742
City Area Code	781
Local Phone Number	761-4904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false